Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per ordinary share - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Numerator: Earnings allocable to ordinary shares subject to possible redemption
Income from investments held in Trust Account	$ 10,839		$ 18,776
Less: Company’s portion available to be withdrawn to pay taxes
Net income attributable to Class A ordinary shares subject to possible redemption	$ 10,839	$ 7,007	$ 18,776
Denominator: Weighted average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption (in Shares)	32,113,401		32,525,950
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption (in Shares)	0.00		0.00
Numerator: Net income (loss) minus Net Earnings
Net income (loss)	$ 733,375	(6,674,151)	$ (7,664,815)
Net income allocable to Class A ordinary shares subject to possible redemption	10,839		18,776
Non-redeemable net income (loss)	$ 722,536	$ (6,681,158)	$ (7,683,591)
Denominator: Weighted average non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, non-redeemable ordinary shares (in Shares)	14,761,599	11,002,709	14,349,050
Basic and diluted net income (loss) per share, non-redeemable ordinary shares (in Dollars per share)	$ 0.05	$ (0.61)	$ (0.54)